Employee Stock Options (Summary of Stock Option Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Available for Grant
Beginning balance	390,042	1,560,436	2,473,010
Granted		(1,794,782)	(1,879,375)
Repurchased			8,122
Cancelled		624,388	958,679
Ending balance		390,042	1,560,436
Number of Options Outstanding
Beginning balance	4,969,745	4,303,672	3,539,600
Granted	10,748,459	1,794,782	1,879,375
Exercised		(504,321)	(156,624)
Cancelled		(624,388)	(958,679)
Ending balance		4,969,745	4,303,672
Exercisable		2,540,220
Weighted-Average Exercise Price
Beginnig balance	$ 0.686	$ 0.524	$ 0.357
Granted		$ 0.930	$ 0.792
Exercised		$ 0.127	$ 0.203
Cancelled		$ 0.718	$ 0.463
Ending balance		$ 0.686	$ 0.524
Exercisable		$ 0.517
Weighted average remaining contractual term of options exercisable		8 years 11 days